Transactions and Balances with Related Parties (Details) - Schedule of Benefits to Key Management Personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Benefits to Key Management Personnel[Abstract]
Short-term benefits	$ 1,204	$ 1,940	$ 962
Management fees (see also note 25a)	220
Cost of share-based payment	$ 84	$ 779	$ 43